Goodwill and Intangible Assets, Amortization Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Goodwill and Intangible Assets (Textuals) [Abstract]
Amortization expense related to definite-lived intangible assets recorded in Fabricated products Segment	$ 0.4	$ 0.6
Expected amortization of intangible assets for the next five years
2012	1.4
2013	1.7
2014	1.6
2015	1.6
2016	1.6
Thereafter	28.9
Total	$ 36.8